Supplementary Financial Information (Schedule Of Employee Benefit Obligations And Other) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 2,021	$ 1,985	$ 1,894
Uncertain tax positions (including accrued interest)	3	3	2
Amounts payable related to income taxes			17
Investment tax credits	13	15	17
Other	66	60	59
Total other noncurrent liabilities and deferred credits	$ 2,103	$ 2,063	$ 1,989